Cover	Feb. 18, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43134
Entity Registrant Name	Paloma Acquisition Corp I
Entity Central Index Key	0002101562
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	535 Fifth Avenue
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	929
Local Phone Number	828-7221
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	PALOU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PALO
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	PALOW
Security Exchange Name	NASDAQ